Bank Loan (Details) - Schedule of Repayment for Bank Loans	Oct. 31, 2022 USD ($)
Schedule of Repayment For Bank Loans [Abstract]
2023	$ 880,631
2024	907,381
2025	542,322
2026
2027
Thereafter	916,923
Total	$ 3,247,257